Equity-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Expense Related to Awards
The following table presents the expense related to awards that were recorded in Professional fees and components of Equity-based compensation included on the Condensed Consolidated Statements of Operations:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Professional fees
PWP Incentive Plan Awards	$177	$—	$177	$—
Total Professional fees	$177	$—	$177	$—

Equity-based compensation
PWP Incentive Plan Awards	$20,917	$—	$20,917	$—
Legacy Awards (1)	1,450	6,120	13,615	18,484
Professional Partners Awards (1)	15,683	—	16,740	—
Total Equity-based compensation	$38,050	$6,120	$51,272	$18,484

Income tax benefit of equity-based awards	$2,351	$—	$2,351	$—
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(1)The vesting of these awards does not dilute Perella Weinberg Partners shareholders relative to Professional Partners. As such the related equity-based compensation expense is fully attributed to non-controlling interests.
Transaction Pool PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Performance Based Restricted Stock Units
The following table summarizes activity related to unvested Transaction Pool PSUs for the nine months ended September 30, 2021:

	Transaction Pool PSUs	Weighted Average Grant Date Fair Value Per Share
Balance at January 1, 2021	—	—
Granted (1)	3,202,616	$12.74
Vested	—	—
Forfeited	—	—
Balance at September 30, 2021	3,202,616	$12.74
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(1)Includes dividend equivalents that have been awarded in the form of additional Transaction Pool PSUs that were granted from the General Share Reserve.

Assumptions Used in Applying Pricing Model	The following table presents the assumptions used for the Transaction Pool PSUs for the nine months ended September 30, 2021:

Nine Months Ended September 30, 2021
Risk-free interest rate	0.93%
Dividend yield	2.00%
Volatility factor	32.90%

Transaction Pool RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Restricted Stock Units
The following table summarizes activity related to unvested Transaction Pool RSUs for the nine months ended September 30, 2021:

	Transaction Pool RSUs	Weighted Average Grant Date Fair Value Per Share
Balance at January 1, 2021	—	—
Granted (1)	6,987,274	$13.97
Vested	(1,107,279)	13.97
Forfeited	(28,678)	13.97
Balance at September 30, 2021	5,851,317	$13.97
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(1)Includes dividend equivalents that have been awarded in the form of additional Transaction Pool RSUs that were granted from the General Share Reserve.

Management PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumptions Used in Applying Pricing Model	The following table presents the assumptions used for the Management PSUs for the nine months ended September 30, 2021:

Nine Months Ended September 30, 2021
Risk-free interest rate	0.77%
Dividend yield	2.00%
Volatility factor	32.41%

Summary of Restricted Stock Units
The following table summarizes activity related to unvested Management PSUs for the nine months ended September 30, 2021:

	Management PSUs	Weighted Average Grant Date Fair Value Per Share
Balance at January 1, 2021	—	—
Granted	9,500,000	$8.86
Vested	—	—
Forfeited	—	—
Balance at September 30, 2021	9,500,000	$8.86

General RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Restricted Stock Units
The following table summarizes activity related to unvested General RSUs for the nine months ended September 30, 2021:

	General RSUs	Weighted Average Grant Date Fair Value Per Share
Balance at January 1, 2021	—	—
Granted	524,917	$13.97
Vested	—	—
Forfeited	—	—
Balance at September 30, 2021	524,917	$13.97